Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Acquired		¥ 4,241	¥ 127,324	¥ 49,393
Impairment		0	0	(562)
Other (net)	[1]	(154)	11,503	(55,251)
Goodwill, Gross		638,086	633,999	495,172	¥ 501,030
Accumulated impairment losses		(6,316)	(6,316)	(6,316)	(5,754)
Goodwill		631,770	627,683	488,856	495,276
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		0	3,529	0
Impairment		0	0	0
Other (net)	[1]	(54)	0	(54,925)
Goodwill, Gross		15,900	15,954	12,425	67,350
Accumulated impairment losses		(849)	(849)	(849)	(849)
Goodwill		15,051	15,105	11,576	66,501
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	(191)
Other (net)	[1]	0	0	0
Goodwill, Gross		16,359	16,359	16,359	16,359
Accumulated impairment losses		(191)	(191)	(191)	0
Goodwill		16,168	16,168	16,168	16,359
PE Investment and Concession
Goodwill [Line Items]
Acquired		4,241	119,767	0
Impairment		0	0	0
Other (net)	[1]	(35,556)	(12,954)	(22,526)
Goodwill, Gross		175,436	206,751	99,938	122,464
Accumulated impairment losses		0	0	0	0
Goodwill		175,436	206,751	99,938	122,464
Environment and Energy
Goodwill [Line Items]
Acquired		0	4,028	49,115
Impairment		0	0	0
Other (net)	[1]	6,840	4,524	357
Goodwill, Gross		65,047	58,207	49,655	183
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		65,008	58,168	49,616	144
Insurance
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	(371)
Other (net)	[1]	(192)	0	0
Goodwill, Gross		4,823	5,015	5,015	5,015
Accumulated impairment losses		(371)	(371)	(371)	0
Goodwill		4,452	4,644	4,644	5,015
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	(10,971)	0	0
Goodwill, Gross		0	10,971	10,971	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		0	10,971	10,971	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		587	587	587	587
Accumulated impairment losses		(587)	(587)	(587)	(587)
Goodwill		0	0	0	0
ORIX USA
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	20,298	10,582	12,682
Goodwill, Gross		173,374	153,076	142,494	129,812
Accumulated impairment losses		(1,494)	(1,494)	(1,494)	(1,494)
Goodwill		171,880	151,582	141,000	128,318
ORIX Europe
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	18,927	9,318	8,773
Goodwill, Gross		177,515	158,588	149,270	140,497
Accumulated impairment losses		0	0	0	0
Goodwill		177,515	158,588	149,270	140,497
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	554	33	388
Goodwill, Gross		8,767	8,213	8,180	7,792
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		5,982	5,428	5,395	5,007
Corporate
Goodwill [Line Items]
Acquired		0	0	278
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		278	278	278	0
Accumulated impairment losses		0	0	0	0
Goodwill		¥ 278	¥ 278	¥ 278	¥ 0

[1]	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.